Northwestern Mutual Series Fund, Inc.

Prospectus Supplement Dated October 17, 2019

The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2019, as supplemented June 28, 2019, September 6, 2019 and September 30, 2019 (the “Prospectus”). You should read this Supplement together with the Prospectus.

Amended Fee Table for Large Cap Blend Portfolio

Effective immediately, within the Portfolio Summary relating to the Large Cap Blend Portfolio (the “Portfolio”), the fee table for the Portfolio under “Fees and Expenses of the Portfolio” is amended to add a footnote indicating that the Total Annual Operating Expenses of the Portfolio were restated to reflect current expenses. No fee and expense numbers in the table have been changed in connection with this amendment. The amended fee table is set forth below:

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.76%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses (1) (2)	0.82%
Fee Waiver (3)	(0.01)%
Total Annual Portfolio Operating Expenses After Fee Waiver (1), (3)	0.81%

(1) Includes fees and expenses incurred indirectly by the Portfolio as a result of investments in other investment companies (Acquired Fund Fees and Expenses). The operating expenses of the Portfolio reflected in the Portfolio’s most recent annual report and Financial Highlights do not include Acquired Fund Fees and Expenses.

(2) Restated to reflect current expenses.

(3) The Portfolio’s investment adviser has entered into a written agreement to waive a portion of its management fee. This fee waiver agreement may be terminated by the adviser at any time after April 30, 2020.

Amended Fee Table for Equity Income Portfolio

Effective immediately, within the Portfolio Summary relating to the Equity Income Portfolio (the “Portfolio”), the fee table for the Portfolio under “Fees and Expenses of the Portfolio” is amended to add a footnote indicating that the Total Annual Operating Expenses of the Portfolio were restated to reflect current expenses. No fee and expense numbers in the table have been changed in connection with this amendment. The amended fee table is set forth below:

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.63%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses (1)	0.65%
Fee Waiver (2)	(0.05)%
Total Annual Portfolio Operating Expenses After Fee Waiver (2)	0.60%

(1) Restated to reflect current expenses.

(2) The Portfolio’s investment adviser has entered into a written agreement to waive a portion of its management fee. This fee waiver agreement may be terminated by the adviser at any time after April 30, 2020.

Amended Fee Table for Mid Cap Value Portfolio

Effective immediately, within the Portfolio Summary relating to the Mid Cap Value Portfolio (the “Portfolio”), the fee table for the Portfolio under “Fees and Expenses of the Portfolio” is amended to add a footnote indicating that the Total Annual Operating Expenses of the Portfolio were restated to reflect current expenses. No fee and expense numbers in the table have been changed in connection with this amendment. The amended fee table is set forth below:

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.85%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses (1), (2)	0.90%
Fee Waiver (3)	(0.14)%
Total Annual Portfolio Operating Expenses After Fee Waiver (1), (3)	0.76%

(1) Includes fees and expenses incurred indirectly by the Portfolio as a result of investments in other investment companies (Acquired Fund Fees and Expenses). The operating expenses of the Portfolio reflected in the Portfolio’s most recent annual report and Financial Highlights do not include Acquired Fund Fees and Expenses.

(2) Restated to reflect current expenses.

(3) The Portfolio’s investment adviser has entered into a written agreement to waive a portion of its management fee. This fee waiver agreement may be terminated by the adviser at any time after April 30, 2020.

Amended Fee Table for Emerging Markets Equity Portfolio

Effective immediately, within the Portfolio Summary relating to the Emerging Markets Equity Portfolio (the “Portfolio”), the fee table for the Portfolio under “Fees and Expenses of the Portfolio” is amended to add a footnote indicating that the Total Annual Operating Expenses of the Portfolio were restated to reflect current expenses. No fee and expense numbers in the table have been changed in connection with this amendment. The amended fee table is set forth below:

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.07%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses (1)	1.12%
Fee Waiver (2)	(0.13)%
Total Annual Portfolio Operating Expenses After Fee Waiver (2)	0.99%

(1) Restated to reflect current expenses.

(2) The Portfolio’s investment adviser has entered into a written agreement to waive a portion of its management fee. This fee waiver agreement may be terminated by the adviser at any time after April 30, 2020.

Amended Fee Table for Multi-Sector Bond Portfolio

Effective immediately, within the Portfolio Summary relating to the Multi-Sector Bond Portfolio (the “Portfolio”), the fee table for the Portfolio under “Fees and Expenses of the Portfolio” is amended to add a footnote indicating that the Total Annual Operating Expenses of the Portfolio were restated to reflect current expenses. No fee and expense numbers in the table have been changed in connection with this amendment. The amended fee table is set forth below:

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.77%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses (1)	0.82%
Fee Waiver (2)	(0.09)%
Total Annual Portfolio Operating Expenses After Fee Waiver (2)	0.73%

(1) Restated to reflect current expenses.

(2) The Portfolio’s investment adviser has entered into a written agreement to waive a portion of its management fee. This fee waiver agreement may be terminated by the adviser at any time after April 30, 2020.

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Large Cap Blend Portfolio

Supplement Dated October 17, 2019

to the

Summary Prospectus for the Large Cap Blend Portfolio Dated May 1, 2019

The following information supplements the Summary Prospectus for the Large Cap Blend Portfolio of Northwestern Mutual Series Fund, Inc. (“Fund”) dated May 1, 2019, as supplemented September 6, 2019 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus.

Amended Fee Table

Effective immediately, the fee table for the Large Cap Blend Portfolio under “Fees and Expenses of the Portfolio” is amended to add a footnote indicating that the Total Annual Operating Expenses of the Portfolio were restated to reflect current expenses. No fee and expense numbers in the table have been changed in connection with this amendment. The amended fee table is set forth below:

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.76%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses (1) (2)	0.82%
Fee Waiver (3)	(0.01)%
Total Annual Portfolio Operating Expenses After Fee Waiver (1), (3)	0.81%

(1) Includes fees and expenses incurred indirectly by the Portfolio as a result of investments in other investment companies (Acquired Fund Fees and Expenses). The operating expenses of the Portfolio reflected in the Portfolio’s most recent annual report and Financial Highlights do not include Acquired Fund Fees and Expenses.

(2) Restated to reflect current expenses.

(3) The Portfolio’s investment adviser has entered into a written agreement to waive a portion of its management fee. This fee waiver agreement may be terminated by the adviser at any time after April 30, 2020.

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Equity Income Portfolio

Supplement Dated October 17, 2019

to the

Summary Prospectus for the Equity Income Portfolio Dated May 1, 2019

The following information supplements the Summary Prospectus for the Equity Income Portfolio of Northwestern Mutual Series Fund, Inc. (“Fund”) dated May 1, 2019 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus.

Amended Fee Table

Effective immediately, the fee table for the Equity Income Portfolio under “Fees and Expenses of the Portfolio” is amended to add a footnote indicating that the Total Annual Operating Expenses of the Portfolio were restated to reflect current expenses. No fee and expense numbers in the table have been changed in connection with this amendment. The amended fee table is set forth below:

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.63%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses (1)	0.65%
Fee Waiver (2)	(0.05)%
Total Annual Portfolio Operating Expenses After Fee Waiver (2)	0.60%

(1) Restated to reflect current expenses.

(2) The Portfolio’s investment adviser has entered into a written agreement to waive a portion of its management fee. This fee waiver agreement may be terminated by the adviser at any time after April 30, 2020.

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Mid Cap Value Portfolio

Supplement Dated October 17, 2019

to the

Summary Prospectus for the Mid Cap Value Portfolio Dated May 1, 2019

The following information supplements the Summary Prospectus for the Mid Cap Value Portfolio of Northwestern Mutual Series Fund, Inc. (“Fund”) dated May 1, 2019 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus.

Amended Fee Table

Effective immediately, the fee table for the Mid Cap Value Portfolio under “Fees and Expenses of the Portfolio” is amended to add a footnote indicating that the Total Annual Operating Expenses of the Portfolio were restated to reflect current expenses. No fee and expense numbers in the table have been changed in connection with this amendment. The amended fee table is set forth below:

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.85%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses (1), (2)	0.90%
Fee Waiver (3)	(0.14)%
Total Annual Portfolio Operating Expenses After Fee Waiver (1), (3)	0.76%

(1) Includes fees and expenses incurred indirectly by the Portfolio as a result of investments in other investment companies (Acquired Fund Fees and Expenses). The operating expenses of the Portfolio reflected in the Portfolio’s most recent annual report and Financial Highlights do not include Acquired Fund Fees and Expenses.

(2) Restated to reflect current expenses.

(3) The Portfolio’s investment adviser has entered into a written agreement to waive a portion of its management fee. This fee waiver agreement may be terminated by the adviser at any time after April 30, 2020.

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Emerging Markets Equity Portfolio

Supplement Dated October 17, 2019

to the

Summary Prospectus for the Emerging Markets Equity Portfolio Dated May 1, 2019

The following information supplements the Summary Prospectus for the Emerging Markets Equity Portfolio of Northwestern Mutual Series Fund, Inc. (“Fund”) dated May 1, 2019 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus.

Amended Fee Table

Effective immediately, the fee table for the Emerging Markets Equity Portfolio under “Fees and Expenses of the Portfolio” is amended to add a footnote indicating that the Total Annual Operating Expenses of the Portfolio were restated to reflect current expenses. No fee and expense numbers in the table have been changed in connection with this amendment. The amended fee table is set forth below:

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.07%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses (1)	1.12%
Fee Waiver (2)	(0.13)%
Total Annual Portfolio Operating Expenses After Fee Waiver (2)	0.99%

(1) Restated to reflect current expenses.

(2) The Portfolio’s investment adviser has entered into a written agreement to waive a portion of its management fee. This fee waiver agreement may be terminated by the adviser at any time after April 30, 2020.

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Multi-Sector Bond Portfolio

Supplement Dated October 17, 2019

to the

Summary Prospectus for the Multi-Sector Bond Portfolio Dated May 1, 2019

The following information supplements the Summary Prospectus for the Multi-Sector Bond Portfolio of Northwestern Mutual Series Fund, Inc. (“Fund”) dated May 1, 2019 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus.

Amended Fee Table

Effective immediately, the fee table for the Multi-Sector Bond Portfolio under “Fees and Expenses of the Portfolio” is amended to add a footnote indicating that the Total Annual Operating Expenses of the Portfolio were restated to reflect current expenses. No fee and expense numbers in the table have been changed in connection with this amendment. The amended fee table is set forth below:

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.77%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses (1)	0.82%
Fee Waiver (2)	(0.09)%
Total Annual Portfolio Operating Expenses After Fee Waiver (2)	0.73%

(1) Restated to reflect current expenses.

(2) The Portfolio’s investment adviser has entered into a written agreement to waive a portion of its management fee. This fee waiver agreement may be terminated by the adviser at any time after April 30, 2020.

Please retain this Supplement for future reference.